PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2010	2011
Cost:
Buildings	11,860	11,860
Leasehold improvements	1,479,970	2,213,221
Furniture, fixtures and equipment	249,064	348,713
Motor vehicles	6	828

	1,740,900	2,574,622
Less: Accumulated depreciation	(441,054)	(663,002)

	1,299,846	1,911,620
Construction in progress	122,586	184,174

Property and equipment, net	1,422,432	2,095,794

Depreciation expense was RMB143,676, RMB167,490 and RMB229,742 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2009, the Group demolished one leased-and-operated hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,753, favorable lease agreement of RMB377 and goodwill of RMB1,098 associated with this hotel. The Group recognized impairment loss of long-lived assets of RMB850, which is net of RMB3,280 cash received, and goodwill impairment loss of RMB1,098.

In 2010, the Group demolished one leased-and-operated hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,994 associated with this hotel and recognized a gain of RMB406, which is net of reimbursements receivable of RMB4,400, which have been included as a component of other current assets in the consolidated balance sheet as of December 31, 2010 and received in 2011.

In 2011, the Group demolished one leased-and-operated hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB2,411 associated with this hotel and recognized a gain of RMB89, which is net of RMB2,500 cash received.

As of December 31, 2011, the Group has been formally notified by local government authorities that three additional leased-and-operated hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the hotels was RMB10,517 as of December 31, 2011. None of the hotels have recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.